Mid Cap Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Common Stocks (95.3%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.5%)
Fox Corp. - Class B	302,605	8,624
Total		8,624

Consumer Discretionary (6.5%)
Advance Auto Parts, Inc.	61,508	9,616
Aptiv PLC *	23,792	1,861
BorgWarner, Inc.	275,699	8,657
Compagnie Generale des Etablissements Michelin	134,150	2,989
Dollar Tree, Inc. *	67,629	9,204
Polaris, Inc.	6,408	613
Sodexo SA	70,442	5,298
Total		38,238

Consumer Staples (7.8%)
Conagra Brands, Inc.	331,588	10,820
Henkel AG & Co. KGaA	88,790	5,307
The J.M. Smucker Co.	63,537	8,731
Kimberly-Clark Corp.	80,253	9,032
Koninklijke Ahold Delhaize NV	415,663	10,584
Orkla ASA	236,588	1,718
Total		46,192

Energy (4.5%)
Baker Hughes	189,063	3,963
Devon Energy Corp.	58,391	3,511
Diamondback Energy, Inc.	37,739	4,546
Enterprise Products Partners LP	278,981	6,634
EQT Corp.	66,861	2,725
Phillips 66	36,289	2,929
Pioneer Natural Resources Co.	9,860	2,135
Total		26,443

Financials (19.8%)
Aflac, Inc.	104,981	5,900
The Allstate Corp.	105,047	13,081
Ameriprise Financial, Inc.	21,280	5,361
The Bank of New York Mellon Corp.	384,102	14,796
Capitol Federal Financial, Inc.	296,117	2,458
Chubb, Ltd.	15,988	2,908
First Hawaiian, Inc.	368,623	9,079
The Hanover Insurance Group, Inc.	38,301	4,908
Northern Trust Corp.	179,170	15,330
Prosperity Bancshares, Inc.	115,544	7,704

Common Stocks (95.3%)	Shares/ Par +	Value $ (000’s)
Financials continued
Reinsurance Group of America, Inc.	67,687	8,516
T. Rowe Price Group, Inc.	91,416	9,600
Truist Financial Corp.	217,774	9,482
U.S. Bancorp	101,297	4,084
Westamerica Bancorporation	68,930	3,604
Total		116,811

Health Care (13.9%)
AmerisourceBergen Corp.	67,574	9,145
Baxter International, Inc.	63,635	3,427
Becton Dickinson and Co.	14,372	3,203
Cardinal Health, Inc.	46,968	3,132
DENTSPLY SIRONA, Inc.	132,533	3,757
Embecta Corp.	169,748	4,887
HCA Healthcare, Inc.	3,209	590
Henry Schein, Inc. *	163,852	10,777
Hologic, Inc. *	50,427	3,254
Quest Diagnostics, Inc.	99,267	12,179
Universal Health Services, Inc. - Class B	102,667	9,053
Zimmer Biomet Holdings, Inc.	175,614	18,360
Total		81,764

Industrials (15.5%)
Atkore, Inc. *	34,079	2,652
Beacon Roofing Supply, Inc. *	34,774	1,903
Cie de Saint-Gobain	129,210	4,608
Cummins, Inc.	27,286	5,553
Emerson Electric Co.	172,124	12,603
Heartland Express, Inc.	282,822	4,047
Hubbell, Inc.	6,070	1,353
Huntington Ingalls Industries, Inc.	30,186	6,686
IMI PLC	223,665	2,775
MSC Industrial Direct Co., Inc. - Class A	121,559	8,851
nVent Electric PLC	300,042	9,484
Oshkosh Corp.	130,170	9,149
PACCAR, Inc.	32,187	2,694
Republic Services, Inc.	22,293	3,033
Southwest Airlines Co. *	298,108	9,194
Stanley Black & Decker, Inc.	25,659	1,930

Common Stocks (95.3%)	Shares/ Par +	Value $ (000’s)
Industrials continued
VINCI SA	57,769	4,640
Total		91,155

Information Technology (5.4%)
Amdocs, Ltd.	61,358	4,875
Applied Materials, Inc.	28,436	2,330
Electronic Arts, Inc.	10,310	1,193
Euronet Worldwide, Inc. *	9,991	757
F5, Inc. *	46,853	6,781
HP, Inc.	199,437	4,970
Juniper Networks, Inc.	89,580	2,340
Open Text Corp.	103,647	2,740
TE Connectivity, Ltd.	50,439	5,566
Total		31,552

Materials (5.0%)
Akzo Nobel NV	96,938	5,467
Amcor PLC	339,592	3,644
Axalta Coating Systems, Ltd. *	243,497	5,128
Mondi PLC	178,570	2,758
Packaging Corp. of America	81,097	9,106
Sonoco Products Co.	59,456	3,373
Total		29,476

Real Estate (8.5%)
Equinix, Inc.	13,467	7,661
Essex Property Trust, Inc.	28,507	6,905
Healthcare Realty Trust, Inc.	71,973	1,501
Healthpeak Properties, Inc.	381,257	8,738
Public Storage	12,507	3,662
Realty Income Corp.	131,342	7,644
Regency Centers Corp.	136,762	7,365
VICI Properties, Inc.	63,129	1,884
Weyerhaeuser Co.	57,110	1,631
WP Carey, Inc.	44,496	3,106
Total		50,097

Utilities (6.9%)
Atmos Energy Corp.	13,968	1,423
Duke Energy Corp.	6,348	591
Edison International	169,992	9,618
Evergy, Inc.	22,928	1,362
Eversource Energy	27,441	2,139
NorthWestern Corp.	169,073	8,332
Pinnacle West Capital Corp.	106,207	6,851

Mid Cap Value Portfolio

Common Stocks (95.3%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Spire, Inc.	164,189	10,234
Total		40,550

Total Common Stocks (Cost: $633,145)		560,902

Investment Companies (1.8%)
Investment Companies (1.8%)
iShares Russell Mid- Cap Value ETF	111,660	10,725
Total		10,725

Total Investment Companies (Cost: $11,755)		10,725

Short-Term Investments (3.9%)
Money Market Funds (3.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940% #	22,987,082	22,987
Total		22,987

Total Short-Term Investments (Cost: $22,987)		22,987

Total Investments (101.0%) (Cost: $667,887)@		594,614

Other Assets, Less Liabilities (-1.0%)		(5,706)

Net Assets (100.0%)		588,908

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Goldman Sachs International	EUR	1,145	1,130	12/30/2022	$23	$—	$23
Sell	Goldman Sachs International	EUR	35,399	34,940	12/30/2022	—	(161)	(161)
Buy	Bank of America, NA	GBP	135	151	12/30/2022	7	—	7
Sell	Bank of America, NA	GBP	4,315	4,824	12/30/2022	51	—	51
Buy	Goldman Sachs International	NOK	1,865	172	12/30/2022	—	(3)	(3)
Sell	Goldman Sachs International	NOK	17,511	1,612	12/30/2022	77	—	77

						$158	$(164)	$(6)

Mid Cap Value Portfolio

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$158	—	$158	$(164)	—	—	$(164)

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2022.
@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $667,887 and the net unrealized depreciation of investments based on that cost was $73,279 which is comprised of $10,616 aggregate gross unrealized appreciation and $83,895 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$29,951	$8,287	$—
Consumer Staples	28,583	17,609	—
Industrials	79,132	12,023	—
Materials	21,251	8,225	—
All Others	355,841	—	—
Investment Companies	10,725	—	—
Short-Term Investments	22,987	—	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—	158	—

Total Assets:	$548,470	$46,302	$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—	(164)	—

Total Liabilities:	$—	$(164)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand